Non-controlling Interest and Deconsolidation of VIE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Oct. 02, 2020	Sep. 30, 2020
Nonconsolidated affiliate - equity method	$ 380,660		$ 380,660		$ 441,407
Net assets value	18,191,627		18,191,627		19,432,951	$ 3,507,062
Gain on deconsolidation		$ 313,928		$ 313,928	313,928
Loss from equity method investment	$ (16,270)	$ (2,114)	(60,747)	$ (2,114)	(81,725)
Loss from equity method investment			$ 60,747		123,412
Indigo Dye Group Corp. [Member]
Percentage of outstanding equity	32.00%	32.00%	32.00%	32.00%		29.00%
Proceeds the option to acquire additional interest percentage		30.00%		30.00%			30.00%
Nonconsolidated affiliate - equity method	$ 59,370	$ 59,370	$ 59,370	$ 59,370	441,407
Loss from equity method investment					$ 81,725
Indigo Dye Group Corp. [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Net assets value							$ 326,812
Indigo Dye Group Corp. [Member] | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Percentage of outstanding equity							40.00%
Nonconsolidated affiliate - equity method							$ 505,449
Indigo Dye Group [Member]
Percentage of outstanding equity					32.00%			29.00%
Proceeds the option to acquire additional interest percentage		30.00%		30.00%
Gain on deconsolidation			$ 313,928